Shareholder Report, Line Graph (Details) DFDY_U.S. Small Cap Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Small Cap Portfolio – Institutional
Accumulated Value	$ 22,822	$ 17,336	$ 18,051	$ 19,973	$ 12,617	$ 13,293	$ 13,108	$ 13,008	$ 10,386	$ 10,000	$ 24,476
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000® Index
Accumulated Value	30,910	22,422	20,688	24,782	17,221	15,635	13,776	12,924	10,424	10,000	$ 37,343
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000® Index
Accumulated Value	$ 21,388	$ 15,953	$ 17,447	$ 21,418	$ 14,203	$ 14,222	$ 13,557	$ 13,311	$ 10,411	$ 10,000	$ 24,471